Document and Entity Information	Jan. 16, 2023
Cover [Abstract]
Entity Registrant Name	MOHAWK INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000851968
Document Type	8-K
Document Period End Date	Jan. 16, 2023
Entity File Number	01-13697
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	52-1604305
Entity Address, Address Line One	160 S. Industrial Blvd.
Entity Address, City or Town	Calhoun
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30701
City Area Code	(706)
Local Phone Number	629-7721
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	MHK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false